CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other (Expense) Income, net (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Other (expense) income, net	$ 10,086	$ (59)	$ 93	$ (6,441)
Loss on the sale of business				(8,234)
Gain on the sale of an investment			288	1,997
Net foreign exchange losses		$ (100)	700
Disposal Group, Held-for-sale, Not Discontinued Operations | Hardware Business
Condensed Income Statements, Captions [Line Items]
Loss on the sale of business	$ 10,200			$ (8,200)
Magisto
Condensed Income Statements, Captions [Line Items]
Income related to funds released from escrow			$ 500